                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21651
                                    ----------

                              The Drake Funds Trust
                               ------------------
               (Exact name of registrant as specified in charter)

               660 Madison Avenue, 16th Floor, New York, NY 10065
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven J. Luttrell
               660 Madison Avenue, 16th Floor, New York, NY 10065
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 756-1200
                                                    --------------

Date of fiscal year end: October 31, 2008
                         ----------------

Date of reporting period: April 30, 2008
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. REPORTS TO STOCKHOLDERS.

                               DRAKE FUNDS TRUST


                               SEMI-ANNUAL REPORT





                               April 30, 2008
                               (Unaudited)


































[GRAPHIC]

                                                              [DRAKE FUNDS LOGO]

This material is authorized for use only when preceded or accompanied by the current prospectus for The Drake Funds Trust (the "Trust"). Investors should consider the investment objectives, risks, charges and expenses of any fund of the Trust carefully before investing. This and other information is contained in the Trust's prospectus. Please read the prospectus carefully before you invest or send money.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                               TABLE OF CONTENTS



                                                                           PAGE
                                                                           ----
PRESIDENT'S LETTER......................................................     2

MANAGEMENT DISCUSSION AND ANALYSIS......................................     3

SCHEDULE OF INVESTMENTS.................................................    11

STATEMENTS OF ASSETS AND LIABILITIES....................................    25

STATEMENTS OF OPERATIONS................................................    26

STATEMENTS OF CHANGES IN NET ASSETS.....................................    27

FINANCIAL HIGHLIGHTS....................................................    29

NOTES TO FINANCIAL STATEMENTS...........................................    31

OTHER INFORMATION.......................................................    39

SHAREHOLDER FEE EXAMPLE.................................................    40

INFORMATION CONCERNING TRUSTEES AND OFFICERS............................    41



STATEMENTS IN THE SEMI-ANNUAL REPORT THAT REFLECT PROJECTIONS OR EXPECTATIONS OF FUTURE FINANCIAL OR ECONOMIC PERFORMANCE OF THE FUNDS AND OF THE MARKET IN GENERAL AND STATEMENTS OF THE FUNDS' PLANS AND OBJECTIVES FOR FUTURE OPERATIONS ARE FORWARD-LOOKING STATEMENTS. NO ASSURANCE CAN BE GIVEN THAT ACTUAL RESULTS OR EVENTS WILL NOT DIFFER MATERIALLY FROM THOSE PROJECTED, ESTIMATED, ASSUMED OR ANTICIPATED IN ANY SUCH FORWARD-LOOKING STATEMENTS. IMPORTANT FACTORS THAT COULD RESULT IN SUCH DIFFERENCES, IN ADDITION TO OTHER FACTORS NOTED WITH SUCH FORWARD-LOOKING STATEMENTS, INCLUDE, WITHOUT LIMITATION, GENERAL ECONOMIC CONDITIONS SUCH AS INFLATION, RECESSION, AND INTEREST RATES. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE INFORMATION QUOTED IN THIS SEMI-ANNUAL REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THIS SEMI-ANNUAL REPORT WAS FIRST DISTRIBUTED TO SHAREHOLDERS ON OR ABOUT JUNE 29, 2008.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------

                                                          LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to present you with the semi-annual report for the Drake Funds Trust (the "Trust") for the period ended April 30, 2008. The report includes a management analysis of the market environment during the period and provides detailed information pertaining to the Drake Total Return Fund and the Drake Low Duration Fund, their performance, holdings, and financial highlights. As of April 30, 2008, the net asset value of the Trust was $50.9 million of which the Drake Total Return Fund represented $32.1 million and the Drake Low Duration Fund represented $18.8 million.

During this six-month period, risk aversion has been the dominant theme in the capital markets as an economic slowdown appears imminent in the US and threatens to expand globally. The volatility and stress on liquidity has prompted a good deal of central bank involvement and response. The impact of these actions over the immediate term should reveal how investors' appetite for risk assets reacts going forward. On the following pages, please find specific details regarding each fund's investment performance and a review of the principal factors that impacted returns during the fiscal year.

We thank you for investing in the Drake Funds Trust and supporting our firm. Drake will continue to work hard and seek to meet each fund's investment objectives through innovative approaches within a conservative framework. Please visit our website www.drakefunds.com or contact us at 1-866-372-5338 for additional information.

Sincerely,

/s/ Steven J. Luttrell

Steven J. Luttrell
President and Principal Executive Officer
Drake Funds Trust
April 30, 2008

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)




                           MARKET COMMENTARY

                           The six months ending April 30, 2008 can be categorized as a period of extreme volatility and market dislocation. As the US housing market deteriorated towards the second half of 2007, the resulting credit crisis spread into other market sectors. Combining this credit situation with year-end balance sheet liquidity issues pushed the markets further into distress. The resulting risk aversion pushed sovereign debt yields up and equity markets down markedly and drove the US dollar to a 13-year low on a trade-weighted basis. As the US economy continued its slide towards a recession, the Federal Reserve ("Fed") cut the target rate by 250 basis points ("bps") and was forced to take a series of additional, unprecedented steps to stabilize the capital markets. Fortunately, however, financial markets tended to stabilize to some extent in April. While US economic data continues to point towards an extended economic slowdown, concerns about the financial sector appear to have eased somewhat, prompting slight improvements in liquidity and overall risk sentiment.

                           Data releases in the US were largely mixed as 2007 came to an end. Housing market data were weak, however, consumer demand and labor data came in stronger than expected; suggesting that the broader impact of the housing market downturn had remained relatively contained. Despite this optimism, balance sheet constraints, concerns of counterparty risk, and year-end liquidity problems forced credit spreads wider. The potential impact of tighter credit conditions on business and consumer spending reinforced fears of a severe slowdown in the US, supporting expectations of further policy easing by the Fed and keeping risk aversion elevated.

                           As the calendar turned into 2008, data releases were broadly weaker than expected. The December ISM manufacturing survey fell unexpectedly to a level consistent with an outright decline in activity. The unemployment rate increased to 5%, the highest level since 2004. The US housing market deterioration continued to unfold with housing starts, building permits, existing home sales, and home prices all falling. Nominal retail sales and consumer spending data have shown positive trends; however, this outcome is mostly related to a significant increase in consumer prices. Rising costs of food and gasoline continue to pressure headline inflation measures with core CPI inflation rising to 2.5%, above the Fed's unofficial "comfort zone".

                           The Fed has taken extraordinary and unprecedented measures to support the capital markets. The impact of the Fed's easing policy (a cumulative rate cut of 325 bps since September 2007) effects a significant insurance policy against a deep recession, presuming the financial sector stabilizes and regains its willingness to extend credit. The Fed also made a number of technical moves designed to broaden access to the discount window to prevent other institutions from undergoing the fate of Bear Stearns. In recognition of these efforts, policymakers signaled a desire to adopt a "wait and see" approach in coming months to assess the necessity of further actions.

                           The US 10-year Treasury yield dipped 74 bps to 3.73 percent on April 30, 2008. Also indicative of the near-term distress of the US economy, US 2-year

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



                           Treasury yields fell 169 bps to 2.26 percent on April 30, 2008. The US dollar also depreciated notably over this time, dropping nearly 10 percent versus the Japanese yen and over 7 percent versus the Euro.

                           In contrast to the US, the financial situation in Europe has been relatively stable over this period. Economic data remains consistent with slow growth and suggests very little risk of imminent collapse. Furthermore, inflation pressures remain notably elevated, suggesting that the European Central Bank ("ECB") is unlikely to cut rates in the near term. Indeed, ECB rhetoric remains focused on the need to guide inflation back to target levels, prompting investors to scale back expectations for policy easing in the coming months. The Euro reached an all-time high against the US dollar in April before retreating to a level of $1.56 per Euro as of April 30, 2008.

                           For much of the past 6 months, the situation in the UK was similar to mainland Europe. Data releases over the period pointed to downside growth risks but there was no indication of a calamitous event on the horizon. The Bank of England ("BoE") was caught between the competing impulses of rising inflation and the potential for market dislocation similar to what has occurred in the US. Ultimately, tighter credit conditions have exacerbated a downturn in both the financial sector and the rapidly weakening housing market, causing the BoE to cut policy rates 75 basis points since November.

                           In Japan, economic data has been mostly mixed, with poor consumption figures balanced against generally acceptable levels of activity and moderately higher prices. The Bank of Japan ("BoJ") has been adjusting to incoming Governor Shirakawa who replaced Governor Fukui in March. The BoJ downgraded its assessment of economic prospects in its semi-annual report and also signaled a shift to a neutral monetary policy stance.

                           SECTOR COMMENTARY

                           The pessimism in the financial markets that began in the second half of 2007 continued into the first half of 2008. A combination of risk aversion, balance sheet constraints, and financing concerns drove distressed sales, leading all spread sectors to underperform comparable duration US Treasuries over the period ending April 30, 2008.

                           In the credit markets, the high yield sector performed poorly on the expectation of much higher default rates. For the year, the Lehman Brothers High Yield Index generated -1,148 bps of excess returns versus US Treasuries.

                           Demand for all structured products suffered as well. Spreads in the non-agency mortgage market in particular widened as slowing prepayments and higher delinquencies continue to worry investors. For the year, the Lehman Brothers Fixed Rate MBS Index generated -154 bps of excess returns versus comparable duration US Treasuries.

                           Fundamentals in the subprime sector deteriorated rapidly into the first half of 2008, particularly in more recent vintages. The Fed's series of substantial rate cuts have not yet provided relief to homeowners. Resets on adjustable rate

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



                           mortgages coupled with rising unemployment have stressed collateral performance in the asset backed securities ("ABS") sector. The problems have spread to the commercial mortgage backed securities ("CMBS") market as investors express concern over underwriting and enhancement requirements. For the 12-month period ending April 30, 2008, the Lehman Brothers ABS and CMBS indices posted excess returns versus comparable duration US Treasuries of -1,180 and -833 bps, respectively.

                           DRAKE TOTAL RETURN FUND PERFORMANCE
                           AND STRATEGY IMPACT

                           For the six-month period from November 1, 2007 through April 30, 2008, the Drake Total Return Fund ("Total Return") returned 1.29% (net of fees and expenses) versus a return of 4.08% of its benchmark, the Lehman Brothers US Aggregate Index.

                           Over the period, Total Return maintained a short US duration position, although this position has been steadily reduced, as it became more apparent the US economy was slipping into a more prolonged downturn. As part of the cash backing strategy of the index replication derivative exposures, a large component of the portfolio's market value was held in a basket of high quality structured products (with a defensive posture on home equity collateral). Off benchmark positions were concentrated mostly outside the US in both fixed income and currency positions. Total Return's non-US dollar bond allocations were diversified across Icelandic inflation-linked bonds and a short position in intermediate-term Japanese government bonds. Active currency positions were bearishly biased against the US and Canadian dollar versus the Japanese Yen (although the Canadian dollar was taken off at the end of January). Total Return also took active currency positions in the Swedish krona and Australian dollar versus the Euro and New Zealand dollar, respectively.

                           The portfolio maintains its view that market segmentation effects result in a consistent mispricing between corporate credit and high yield bonds. Therefore, Total Return maintained a tactical underweight in investment grade issues, with an overweight allocation in short duration, high yield securities. Within this sector, Drake's philosophy is that default rates will remain lower than spreads currently imply due to strong balance sheets and few near-term maturities. The portfolio remains overweight in the Energy, Cable/Media, and Emerging Market sectors while being underweight Retail. Total Return also reduced its Financial sector underweight in time to capture a rebound in values.

                           In the subprime sector, Drake remains cautious and continues to focus on higher quality, short duration tranches (predominantly AAA-rated), from more seasoned vintages. Financing concerns took another hit when the forced liquidation of Peloton Partners LLP in March prompted a bout of deleveraging, increasing volatility, and spurred further risk aversion.

                           For the period, Total Return benefited from its credit strategy as high yield outperformed investment grade corporate bonds. Also, the long position in the Japanese yen was a positive contributor as the yen appreciated nearly 10%

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)



                           versus the US dollar. Finally, the allocation to Icelandic inflation-protected bonds was a contributor to performance as high inflationary prospects have driven prices upwards.

                           The biggest challenge faced by the portfolio during this time has been the sharp mark-to-market volatility experienced in the structured products sector. The market dislocation has caused significant negative performance. Finally, while the allocation to the yen has contributed to performance, Total Return's short position in Japanese ten-year interest rates was a detractor from performance over this period.

                           DRAKE LOW DURATION FUND PERFORMANCE
                           AND STRATEGY IMPACT

                           For the six-month period from November 1, 2007, through April 30, 2008, the Drake Low Duration Fund ("Low Duration") returned -2.73% (net of fees and expenses) versus a return of 4.21% for its benchmark, the Merrill Lynch 1-3 Year US Treasury Index.

                           Over the period, Low Duration maintained a short US duration position, although this position has been steadily reduced, as it became more apparent the US economy was slipping into a prolonged downturn. As part of the cash backing strategy of the index replication derivative exposures, a large component of the portfolio's market value was held in a basket of high quality structured products (with a defensive posture on home equity collateral). Off benchmark positions were concentrated mostly outside the US in both fixed income and currency positions. Low Duration's non-US dollar bond allocations were diversified across Icelandic inflation-linked bonds and a short position in intermediate-term Japanese government bonds. Active currency positions were bearishly biased against the US and Canadian dollar versus the Japanese Yen (although the Canadian dollar was taken off at the end of January). Low Duration also took active currency positions in the Swedish krona and Australian dollar versus the Euro and New Zealand dollar, respectively.

                           For the period, the long position in the Japanese yen was a positive contributor as the yen appreciated nearly 10% versus the US dollar. Additionally, the allocation to Icelandic inflation-protected bonds was a contributor to performance as high inflationary prospects have driven prices upwards.

                           The biggest challenge faced by the portfolio during this time has been the sharp mark-to-market volatility experienced in the structured products sector. The market dislocation has caused significant negative performance. Finally, while the allocation to the yen has contributed to performance, Low Duration's short duration position in Japanese ten-year interest rates was a detractor from performance over this period.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2008
                                                                     (UNAUDITED)


PORTFOLIO RISK EXPOSURE(1)

(PIE CHART)

Treasuries/Cash                              10.00
Gov't Related                                 5.00
Mortgages                                    36.00
Corporate                                     4.00
ABS/CMBS                                     32.00
High Yield                                    6.00
Non-Dollar                                    6.00
Emerging Markets                              1.00




PORTFOLIO SECTOR ALLOCATION(2)

(PIE CHART)

Short-Term Investments                       13.00
Mortgages                                    40.00
Corporate                                    10.00
ABS                                          35.00
Non-USD                                       3.00




PORTFOLIO SECTOR POSITIONS VS.
BENCHMARK DURATION CONTRIBUTION

(BAR CHART)

Treasuries/Cash                              -0.20
Gov't Related                                 0.10
Mortgages                                     0.60
Corporate                                    -0.90
ABS/CMBS                                      0.20
High Yield                                    0.10
Europe                                        0.10
Iceland                                       0.30
Japan                                        -0.50
Emerging Markets                              0.00




(1) Exposures inclusive of futures and mortgage TBAs.
(2) Portfolio sector allocation by market value.

SUMMARY PORTFOLIO
CHARACTERISTICS


-------------------------------------------------------------
                                  LEHMAN
                      DRAKE      BROTHERS
                    PORTFOLIO  US AGGREGATE  DIFFERENCE
-------------------------------------------------------------
 Duration                4.20        4.46       -0.26

-------------------------------------------------------------
 Convexity              -0.84       -0.37       -0.47
-------------------------------------------------------------
 Yield to Maturity       6.13        4.74        1.39
-------------------------------------------------------------
 Credit Quality      AA-/Aa3*     AA1/AA2
-------------------------------------------------------------



Source: Drake Management & Lehman Brothers

* Average ratings based on ratings issued by S&P/Moody's.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2008
                                                                     (UNAUDITED)


INVESTMENT THEMES

- Underweight investment grade credit, favoring beta adjusted credit exposure through high yield securities
- Icelandic and Argentinian inflation linked-bond allocations
- Currency positions in the Norwegian kroner and Japanese yen versus US dollar
- Allocation to Mexican two-year interest rate instruments
- Short duration Japanese government bonds

PERFORMANCE VS. BENCHMARK


---------------------------------------------------------------
                     FISCAL Q2   FISCAL YEAR      SINCE
                       2008*        2008*      INCEPTION*
---------------------------------------------------------------
 Drake Total Return
 Fund                  -1.56%       1.29%         4.57%

---------------------------------------------------------------
 Lehman Brothers US
 Aggregate              0.27%       4.08%         4.70%
---------------------------------------------------------------



To obtain performance information current to the most recent month end please call 1-866-372-5338.

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK

(PERFORMANCE CHART)

                                                      DRAKE TOTAL    LEHMAN BROTHERS
                                                      RETURN FUND      US AGGREGATE
                                                      -----------    ---------------
Dec-04                                               5.00000e+006      5.00000e+006
Dec-04                                               5.01000e+006      5.02150e+006
Jan-05                                               5.01752e+006      5.05314e+006
Feb-05                                               5.02404e+006      5.02332e+006
Mar-05                                               5.01148e+006      4.99770e+006
Apr-05                                               5.07061e+006      5.06517e+006
May-05                                               5.11219e+006      5.11988e+006
Jun-05                                               5.15258e+006      5.14804e+006
Jul-05                                               5.13558e+006      5.10119e+006
Aug-05                                               5.18436e+006      5.16648e+006
Sep-05                                               5.15782e+006      5.11327e+006
Oct-05                                               5.13358e+006      5.07282e+006
Nov-05                                               5.15206e+006      5.09514e+006
Dec-05                                               5.20049e+006      5.14354e+006
Jan-06                                               5.21505e+006      5.14386e+006
Feb-06                                               5.23643e+006      5.16083e+006
Mar-06                                               5.19663e+006      5.11025e+006
Apr-06                                               5.20651e+006      5.10106e+006
May-06                                               5.21796e+006      5.09561e+006
Jun-06                                               5.24405e+006      5.10642e+006
Jul-06                                               5.31118e+006      5.17535e+006
Aug-06                                               5.39031e+006      5.25454e+006
Sep-06                                               5.43882e+006      5.30078e+006
Oct-06                                               5.46602e+006      5.33576e+006
Nov-06                                               5.53489e+006      5.39766e+006
Dec-06                                               5.49891e+006      5.36635e+006
Jan-07                                               5.47747e+006      5.36420e+006
Feb-07                                               5.57387e+006      5.44681e+006
Mar-07                                               5.58390e+006      5.44681e+006
Apr-07                                               5.61182e+006      5.47622e+006
May-07                                               5.56244e+006      5.43460e+006
Jun-07                                               5.54075e+006      5.41830e+006
Jul-07                                               5.58729e+006      5.46327e+006
Aug-07                                               5.64484e+006      5.53047e+006
Sep-07                                               5.71935e+006      5.57250e+006
Oct-07                                               5.73079e+006      5.62266e+006
Nov-07                                               5.74512e+006      5.72386e+006
Dec-07                                               5.76752e+006      5.73989e+006
Jan-08                                               5.89729e+006      5.83632e+006
Feb-08                                               5.88962e+006      5.84449e+006
Mar-08                                               5.87843e+006      5.86436e+006
Apr-08                                               5.80495e+006      5.85205e+006




- The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced. Annual net operating expenses for the Total Return Fund is 0.43%. Without the fee waivers and expense reimbursements, the annualized gross expense ratio for the period ended April 30, 2008 would be 1.06%.

- Data as of April 30, 2008. Drake Total Return Fund commenced operations on December 30, 2004. Net performance depicted after deduction of 0.43% for fees and expenses as calculated by the administrator, State Street Bank. Performance over one year is annualized. The Lehman Brothers U.S. Aggregate Index (the "Index"), which has substantially similar composition to the portfolio, may be used for comparison purposes. The Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2008
                                                                     (UNAUDITED)


PORTFOLIO RISK EXPOSURE(1)

(PIE CHART)

US Treasuries/Cash                                           40.00
Mortgages                                                     7.00
Corporate                                                     1.00
ABS/CMBS                                                     36.00
High Yield                                                    8.00
Non-USD                                                       8.00




PORTFOLIO SECTOR ALLOCATION(2)

(PIE CHART)

ABS                                          61.00
MBS                                          15.00
Corporate                                     8.00
Non-USD                                       4.00
Short-Term Investments                       12.00




ASSET-BACKED SECURITIES BY SECTOR(3)

(PIE CHART)

Fixed Rate Home Equity                       27.00
Floating Rate Credit Cards                   23.00
Floating Rate Home Equity                    50.00




(1) Exposures inclusive of futures.
(2) Portfolio sector allocation by market value.
(3) Asset-Backed allocation by market value.

SUMMARY PORTFOLIO CHARACTERISTICS


--------------------------------------------------------------
                               MERRILL LYNCH
                                   1-3 YR
                      DRAKE     US TREASURY
                    PORTFOLIO      INDEX      DIFFERENCE
--------------------------------------------------------------
 Duration                1.82       1.66          0.16

--------------------------------------------------------------
 Convexity              -0.06       0.04         -0.10
--------------------------------------------------------------
 Yield to Maturity       7.14       2.18          4.96
--------------------------------------------------------------
 Credit Quality      AA-/Aa2*      Gov't
--------------------------------------------------------------


Source: Drake Management & Merrill Lynch
* Average ratings based on ratings issued by S&P/Moody's.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                            AS OF APRIL 30, 2008
                                                                     (UNAUDITED)


INVESTMENT THEMES

- Significant allocation to ABS focusing on floating-rate issues

- Favor non-prepayment sensitive collateral Credit card allocation in highly liquid BBB-rated securities

- Allocation to higher-yielding seasoned CMOs

- Currency positions in the Japanese yen and Norwegian kroner versus the US dollar

- Short duration Japanese government bonds

- Allocation to Mexican two-year interest rate instruments

PERFORMANCE VS. BENCHMARK


---------------------------------------------------------------
                     FISCAL Q2   FISCAL YEAR      SINCE
                       2008*        2008*      INCEPTION*
---------------------------------------------------------------
 Drake Low Duration
 Fund                  -3.47%       -2.73%        2.97%

---------------------------------------------------------------
 Merrill Lynch 1-3
 Yr Treasury            0.43%        4.21%        4.95%
---------------------------------------------------------------



To obtain performance information current to the most recent month end please call 1-866-372-5338.

GROWTH OF $5,000,000 SINCE INCEPTION
PERFORMANCE VS. BENCHMARK

(PERFORMANCE CHART)

                                                                      MERRILL LYNCH
                                                       DRAKE LOW          1-3 YR
                                                     DURATION FUND     US TREASURY
                                                     -------------    -------------
4/30/2005                                             5.00000e+006     5.00000e+006
5/31/2005                                             5.00900e+006     5.02100e+006
6/30/2005                                             5.02803e+006     5.03079e+006
7/31/2005                                             5.03809e+006     5.01660e+006
8/31/2005                                             5.06076e+006     5.04771e+006
9/30/2005                                             5.06177e+006     5.03519e+006
10/31/2005                                            5.06886e+006     5.03474e+006
11/30/2005                                            5.08255e+006     5.05085e+006
12/31/2005                                            5.10643e+006     5.06954e+006
1/31/2006                                             5.12533e+006     5.07866e+006
2/28/2006                                             5.13865e+006     5.08272e+006
3/31/2006                                             5.15356e+006     5.08984e+006
4/30/2006                                             5.18190e+006     5.10460e+006
5/31/2006                                             5.20159e+006     5.11236e+006
6/30/2006                                             5.22500e+006     5.12171e+006
7/31/2006                                             5.26575e+006     5.15926e+006
8/31/2006                                             5.30683e+006     5.19537e+006
9/30/2006                                             5.33336e+006     5.22187e+006
10/31/2006                                            5.34883e+006     5.24171e+006
11/30/2006                                            5.38948e+006     5.26844e+006
12/31/2006                                            5.38732e+006     5.26844e+006
1/31/2007                                             5.38625e+006     5.28109e+006
2/28/2007                                             5.43903e+006     5.32334e+006
3/31/2007                                             5.46514e+006     5.34378e+006
4/30/2007                                             5.48645e+006     5.36280e+006
5/31/2007                                             5.47932e+006     5.35905e+006
6/30/2007                                             5.50288e+006     5.38150e+006
7/31/2007                                             5.52930e+006     5.43047e+006
8/31/2007                                             5.52266e+006     5.48641e+006
9/30/2007                                             5.61378e+006     5.52525e+006
10/31/2007                                            5.60817e+006     5.54570e+006
11/30/2007                                            5.53134e+006     5.64108e+006
12/31/2007                                            5.55014e+006     5.65575e+006
1/31/2008                                             5.65171e+006     5.75416e+006
2/29/2008                                             5.67262e+006     5.81170e+006
3/31/2008                                             5.58073e+006     5.82449e+006
4/30/2008                                             5.45572e+006     5.77905e+006




- The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if any applicable taxes were deducted. Fee waivers and expense reimbursements reduced expenses of the Fund and in the absence of such waiver or reimbursement, the performance quoted would be reduced. Annual net operating expenses for the Low Duration Fund is 0.43%. Without the fee waivers and expense reimbursements, the annualized gross expense ratio for the period ended April 30, 2008 would be 1.49%.

- Data as of April 30, 2008. Drake Low Duration Fund commenced operations on May 9, 2005. Net performance depicted after deduction of 0.43% for fees and expenses as calculated by the administrator, State Street Bank. Performance over one year is annualized. The Merrill Lynch 1-3 Year Treasury Index (the "Index"), which has substantially similar composition to the portfolio, may be used for comparison purposes. The Index is an unmanaged index of U.S. Treasury debt having a maturity from one to three years. It is not possible to invest directly in the Index and the Index does not incur any fees and expenses. The chart assumes reinvestment of dividends and other earnings, where applicable.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2008 (UNAUDITED)


                                                                 PRINCIPAL                MARKET
                                                                  AMOUNT                   VALUE
                                                            ------------------      ------------------
ASSET-BACKED SECURITIES - 52.82%
AUTOMOBILES - 10.26%
  AmeriCredit Automobile Receivables Trust, Series
     2007-BF, Class A2, 5.31%, 1/6/2011                         $   384,808            $    384,146
  Carmax Auto Owner Trust:
     Series 2007-2, Class A2, 5.32%, 1/15/2010                      283,581                 283,094
     Series 2008-1, Class A2, 3.42%, 4/15/2011+                     500,000                 489,140
  CPS Auto Trust, Series 2005-A, Class A2, 4.78%,
     10/15/2011 (144A)                                              155,475                 151,758
  Household Automotive Trust:
     Series 2005-2, Class A3, 4.37%, 5/17/2010                      642,574                 639,663
     Series 2006-2, Class A3, 5.61%, 8/17/2011                      388,451                 387,238
  Long Beach Auto Receivables Trust, Series 2007-A,
     Class A2, 5.15%, 11/15/2010                                    290,924                 290,014
  Triad Auto Receivables Owner Trust, Series 2006-A,
     Class A3, 4.77%, 1/12/2011                                     354,507                 353,953
  Wachovia Auto Loan Owner Trust, Series 2007-1, Class
     A2, 5.36%, 7/20/2010                                           313,868                 313,574
                                                                                       ------------
                                                                                          3,292,580
                                                                                       ------------
CREDIT CARDS - 12.15%
  American Express Credit Account Master Trust, Series
     2004-1, Class B, 2.97%, 9/15/2011+                             400,000                 387,188
  Bank One Issuance Trust:
     Series 2003-C4, Class C4, 3.75%, 2/15/2011+                    194,000                 192,757
     Series 2004-C1, Class C1, 3.22%, 11/15/2011+                   500,000                 472,578
  Chase Credit Card Master Trust:
     Series 2003-5, Class C, 3.64%, 1/17/2011+                      750,000                 729,961
     Series 2003-6, Class C, 3.52%, 2/15/2011+                      150,000                 145,078
  GE Capital Credit Card Master Note Trust, Series
     2005-1, Class B, 2.89%, 3/15/2013+                             600,000                 546,843
  MBNA Credit Card Master Note Trust:
     Series 2003-C3, Class C3, 4.07%, 10/15/2010+                   600,000                 599,063
     Series 2005-C3, Class C, 2.99%, 3/15/2011+                     500,000                 484,922
     Series 2003-C1, Class C1, 4.42%, 6/15/2012+                    375,000                 342,129
                                                                                       ------------
                                                                                          3,900,519
                                                                                       ------------
FINANCE - 0.10%
  Green Tree Financial Corp., Series 1994-1, Class A5,
     7.65%, 4/15/2019                                                31,959                  32,661
                                                                                       ------------
HOME EQUITY - 23.10%
  Aegis Asset Backed Securities Trust, Series 2005-3,
     Class A2, 3.14%, 8/25/2035+                                    162,276                 144,273
  Ameriquest Mortgage Securities, Inc., Series 2005-
     R7, Class A2C, 3.16%, 9/25/2035+                               449,859                 378,584



See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                                 PRINCIPAL                MARKET
                                                                  AMOUNT                   VALUE
                                                            ------------------      ------------------
HOME EQUITY - CONTINUED
  Amresco Residential Securities Mtg Loan Trust,
     Series 1997-1, Class A8, 7.24%, 3/25/2027                  $    34,494            $     33,599
  BankBoston Home Equity Loan Trust, Series 1998-2,
     Class A7, 6.14%, 6/25/2013                                     114,577                 109,002
  Bear Stearns Asset Backed Securities Trust+, Series
     2006-HE6, Class 1A1, 2.93%, 6/25/2036                          355,155                 349,939
  Conseco Finance, Series 2002-A, Class A5, 7.05%,
     4/15/2032                                                      167,800                 134,240
  Contimortgage Home Equity Loan Trust, Series 1997-5,
     Class A8, 3.02%, 3/15/2024+                                     50,434                  47,936
  Credit Suisse First Boston Mortgage, Series 2001-
     HE8, Class A1, 6.49%, 2/25/2031                                495,821                 380,620
  Credit Suisse Mortgage Capital Certificates, Series
     2006-C5, Class AAB, 5.31%, 12/15/2039                          900,000                 882,392
  Delta Funding Home Equity Loan Trust:
     Series 1995-2, Class A5, 7.10%, 1/25/2027                      100,669                 100,119
     Series 1997-2, Class A6, 7.04%, 6/25/2027                       23,480                  23,447
     Series 1997-1, Class A6, 7.21%, 4/25/2029                        8,346                   8,041
     Series 1998-1, Class A6F, 6.52%, 5/25/2030                      42,846                  42,619
  Equivantage Home Equity Loan Trust, Series 1997-2,
     Class A4, 7.50%, 7/25/2028                                       1,860                   1,595
  FHLMC Structured Pass Through Securities, Series T-
     13, Class A7, 6.09%, 9/25/2029                                  64,721                  64,580
  First Franklin Mortgage Loan Asset Backed
     Certificates+, Series 2005-FF8, Class A2C, 3.17%,
     9/25/2035                                                      533,233                 499,073
  GE Capital Mortgage Services, Series 1998-HE2, Class
     A7, 6.22%, 9/25/2028                                            16,432                  16,293
  Home Equity Asset Trust, Series 2005-5, Class 2A2,
     3.15%, 11/25/2035+                                             245,217                 179,622
  IMC Home Equity Loan Trust, Series 1995-3, Class A5,
     7.50%, 4/25/2026                                                93,112                  93,076
  JP Morgan Chase Commercial Mortgage Securities
     Corp., Series 2007-LD11, Class A4, 5.82%,
     6/15/2049+                                                     431,500                 429,180
  JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
     4.95%, 11/25/2035                                              171,720                 166,395
  Master Asset Backed Securities Trust, Series 2004-
     OPT2, Class A1, 3.25%, 9/25/2034+                              120,924                 104,712
  Merrill Lynch Mortgage Investors Trust, Series 2004-
     OPT1, Class A2A, 3.26%, 6/25/2035+                             812,064                 717,281
  Morgan Stanley ABS Capital I:
     Series 2004-HE3, Class A4, 3.30%, 3/25/2034+                    89,066                  75,330
     Series 2006-HE1, Class A2, 3.02%, 1/25/2036+                   209,398                 207,762



See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                                 PRINCIPAL                MARKET
                                                                  AMOUNT                   VALUE
                                                            ------------------      ------------------
HOME EQUITY - CONTINUED
  Morgan Stanley Dean Witter Capital I, Series 2002-
     NC3, Class A2, 3.46%, 8/25/2032+                           $   133,757            $    121,656
  Morgan Stanley Home Equity Loans, Series 2006-3,
     Class A1, 2.95%, 4/25/2036+                                        737                     735
  Option One Mortgage Loan Trust:
     Series 2002-2, Class A, 3.44%, 6/25/2032+                      587,702                 412,310
     Series 2002-3, Class A1, 3.40%, 8/25/2032+                      38,325                  35,738
     Series 2003-1, Class A2, 3.74%, 2/25/2033+                     185,772                 169,517
  Provident Bank Home Equity Loan Trust, Series 2000-
     1, Class A2, 3.42%, 3/25/2030+                                 182,845                 140,933
  Residential Asset Securities Corp.:
     Series 2001-KS1, Class AI6, 6.35%, 3/25/2032                   590,466                 483,813
     Series 2002-KS2, Class AI5, 6.78%, 4/25/2032                   374,671                 295,814
     Series 2006-KS1, Class A2, 3.04%, 2/25/2036+                   177,700                 172,702
  Residential Funding Mortgage Securities II, Inc.:
     Series 1999-HI8, Class AI7, 8.47%, 11/25/2029                   23,472                  23,411
     Series 2001-HS2, Class A5, 7.42%, 4/25/2031                    258,216                 257,535
  Salomon Brothers Mortgage Securities VII, Series
     1998-NC3, Class A5, 6.93%, 8/25/2028                           111,282                  92,555
  Saxon Asset Securities Trust, Series 2002-2, Class
     AV, 3.42%, 8/25/2032+                                           18,699                  17,794
                                                                                       ------------
                                                                                          7,414,223
                                                                                       ------------
RESIDENTIAL MORTGAGES - 7.21%
  Amortizing Residential Collateral Trust, Series
     2002-BC2, Class A, 3.21%, 5/25/2032+                           532,344                 413,815
  Countrywide Asset-Backed Certificates:
     Series 2001-BC3, Class A, 3.38%, 12/25/2031+                   106,133                  94,989
     Series 2002-BC1, Class A, 3.56%, 4/25/2032+                    193,874                 137,529
     Series 2005-11, Class 3AV2, 3.19%, 2/25/2036+                  629,262                 500,165
  First Franklin Mortgage Loan Asset Backed
     Certificates:
     Series 2001-FF2, Class A1, 3.52%, 11/25/2031+                  212,404                 176,395
     Series 2004-FF5, Class A1, 3.26%, 8/25/2034+                   358,922                 268,967
  GSAMP Trust, Series 2004-AR1, Class A2B, 3.50%,
     6/25/2034+                                                     587,759                 515,115
  Park Place Securities, Inc., Series 2005-WLL1, Class
     A1B, 3.16%, 3/25/2035+                                         189,463                 173,477
  Residential Asset Mortgage Products, Inc., Series
     2002-RS4, Class AI5, 6.16%, 8/25/2032                           41,410                  32,242
                                                                                       ------------
                                                                                          2,312,694
                                                                                       ------------
     TOTAL ASSET-BACKED SECURITIES - (COST
       $18,641,663)                                                                      16,952,677
                                                                                       ------------



See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                                 PRINCIPAL                MARKET
                                                                  AMOUNT                   VALUE
                                                            ------------------      ------------------
CORPORATE BONDS & NOTES - 13.31%
AGRICULTURE - 0.89%
  Bunge, Ltd. Finance Corp., 5.350%, 4/15/2014                  $   308,000            $    286,849
                                                                                       ------------
AIRLINES - 0.24%
  Continental Airlines, Inc., Series 2001-1, Class A-
     2, 6.503%, 6/15/2011                                            80,000                  78,510
                                                                                       ------------
AUTOMOTIVE - 0.78%
  Goodyear Tire & Rubber Co., 8.663%, 12/1/2009                     250,000                 251,562
                                                                                       ------------
CABLE TV - 0.83%
  Comcast Corp., 6.950%, 8/15/2037                                  250,000                 265,091
                                                                                       ------------
CHEMICALS - 0.84%
  Huntsman LLC, 11.500%, 7/15/2012                                  250,000                 268,656
                                                                                       ------------
CONTAINERS - METAL/GLASS - 0.78%
  Owens-Illinois, Inc., 7.350%, 5/15/2008                           250,000                 250,000
                                                                                       ------------
ELECTRONICS/ELECTRONIC EQUIPMENT - 0.09%
  L-3 Communications Corp., 6.125%, 7/15/2013                        30,000                  29,925
                                                                                       ------------
FINANCE - 2.46%
  Bear Stearns Cos., Inc, 6.400%, 10/2/2017                         150,000                 153,026
  FBN Capital Finance Co.+, 9.750%, 3/30/2017                       125,000                 116,406
  General Electric Capital Corp., 5.875%, 2/15/2012                  50,000                  52,397
  Goldman Sachs Group, Inc., BD, 6.150%, 4/1/2018                   350,000                 354,695
  HSBC Finance Corp., 8.000%, 7/15/2010                              66,000                  69,655
  Ucar Finance, Inc., Guaranteed Senior Note, 10.250%,
     2/15/2012                                                       43,000                  44,720
                                                                                       ------------
                                                                                            790,899
                                                                                       ------------
OIL & GAS - 0.87%
  Chesapeake Energy Corp., 7.750%, 1/15/2015                        250,000                 259,375
  Tesoro Corp., 6.250%, 11/1/2012                                    20,000                  19,200
                                                                                       ------------
                                                                                            278,575
                                                                                       ------------
PROPERTY/CASUALTY INSURANCE - 0.05%
  American International Group, Inc., 5.850%,
     1/16/2018                                                       15,000                  15,016
                                                                                       ------------
RADIO - 0.48%
  Radio One, Inc., Series B, 8.875%, 7/1/2011                       180,000                 153,000
                                                                                       ------------
RETAIL - DEPARTMENT STORES - 1.49%
  Neiman Marcus Term Loan, 4.758%, 4/6/2013                         500,000                 478,297
                                                                                       ------------
TELECOMMUNICATIONS - 1.68%
  AT&T Corp., 7.300%, 11/15/2011                                    500,000                 538,184
                                                                                       ------------



See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                                 PRINCIPAL                MARKET
                                                                  AMOUNT                   VALUE
                                                            ------------------      ------------------
TRANSPORTATION - 0.79%
  Kansas City Southern Railway, 9.500%, 10/1/2008               $    50,000            $     50,750
  Union Pacific Corp., 5.450%, 1/31/2013                            200,000                 201,538
                                                                                       ------------
                                                                                            252,288
                                                                                       ------------
UTILITIES - 1.04%
  AES Corp., 9.500%, 6/1/2009                                       150,000                 156,188
  Elwood Energy LLC, 8.159%, 7/5/2026                               184,605                 178,519
                                                                                       ------------
                                                                                            334,707
                                                                                       ------------
     TOTAL CORPORATE BONDS & NOTES - (COST $4,299,724)                                    4,271,559
                                                                                       ------------
MORTGAGE-BACKED SECURITIES - 61.09%
  Chase Mortgage Finance Corp., 5.47%, Series 2005-A2,
     Class 3A3, 1/25/2036                                           260,617                 246,810
  FHLMC, 3.12%, Series 3196, Class FD, 4/15/2032+                   247,889                 240,003
  FHLMC, 5.50%, May 2008 15 Year TBA*, 5.50%,                     2,000,000               2,035,624
  FNMA:
     Series 2001-W2, Class AF6, 6.59%, 10/25/2031                   126,358                 108,846
     Series 2007-2, Class FA, 3.10%, 2/25/2037+                     362,108                 356,532
  FNMA Pool, 6.50%, May 2008 30 Year TBA                          2,500,000               2,586,720
  FNMA, 5.50%, May 2008 30 Year TBA*, 5.50%,                      9,050,000               9,098,074
  FNMA, 6.00%, May 2008 30 Year TBA*, 6.00%,                      4,300,000               4,395,408
  Lehman XS Trust, 3.17%, Series 2005-4, Class 1A2,
     10/25/2035+                                                    196,058                 170,050
  Structured Asset Securities Corp.:
     Series 1998-8, Class A3, 3.42%, 8/25/2028+                      98,551                  90,181
     Series 2003-21, Class 2A1, 4.00%, 8/25/2033                    286,075                 279,051
                                                                                       ------------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST
       $19,606,647)                                                                      19,607,299
                                                                                       ------------
FOREIGN BONDS & NOTES++ - 3.91%
ARGENTINA - 0.03%
  SOVEREIGN - 0.03%
  Argentina Bocon, Series PR12, 2.00%, 1/3/2016+                     22,865                  11,895
                                                                                       ------------
BRAZIL - 0.64%
  FOOD PRODUCTS - 0.64%
  JBS SA, 9.38%, 2/7/2011                                           200,000                 205,500
                                                                                       ------------
ICELAND - 2.67%
  SOVEREIGN AGENCY - 2.67%
  Housing Finance Fund, Series 2, 3.75%, 4/15/2034               68,373,998                 856,170
                                                                                       ------------



See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                                 PRINCIPAL                MARKET
                                                                  AMOUNT                   VALUE
                                                            ------------------      ------------------
RUSSIA - 0.57%
  FINANCE - 0.57%
  PSB Finance (Promsvyazbank), 9.63%, 5/23/2012                 $   200,000            $    182,520
                                                                                       ------------
     TOTAL FOREIGN BONDS & NOTES - (COST $1,465,908)                                      1,256,085
                                                                                       ------------
SHORT-TERM INVESTMENTS - 19.97%
  State Street Euro Dollar Time Deposit, 1.50%,
     05/01/2008                                                   6,410,000               6,410,000
                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS - (COST $6,410,000)                                          6,410,000
                                                                                       ------------
TOTAL INVESTMENTS - 151.10% - (COST $50,423,942)**                                       48,497,620
                                                                                       ------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (51.10)%                                  (16,401,017)
                                                                                       ------------
NET ASSETS - 100.00%                                                                   $ 32,096,603
                                                                                       ============



OPEN SWAP AGREEMENTS AS OF APRIL 30, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION
DESCRIPTION                                                  NOTIONAL     (DEPRECIATION)
-----------                                                 ----------    --------------
Receive fixed rate equal to 4.55% and pay floating rate
based on 3-month LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2014                                               $1,000,000       $ 34,695
Receive fixed rate equal to 4.975% and pay floating rate
based on a 3-month LIBOR.
Broker: Morgan Stanley
Exp. 9/7/2019                                               $1,000,000       $ 48,692
Receive fixed rate equal to 5.375% and pay floating rate
based on a 3-month LIBOR.
Broker: Lehman Brothers
Exp. 2/13/2022                                                $500,000       $ 43,735
Sell protection on GMAC LLC 6.875%, 8/28/2012 and
receive a fixed rate equal to 3.60%.
Broker: Lehman Brothers
Exp. 9/20/2008                                                $100,000       $ (3,551)
Sell protection on Umbrella Acquisition - UVN 9.75%,
3/15/2015 and receive fixed rate equal to 1.25%.
Broker: Lehman Brothers
Exp. 6/20/2008                                              $1,000,000       $(18,527)
                                                                             --------
                                                                             $105,044
                                                                             ========






See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


OPEN LONG FUTURES CONTRACTS AS OF APRIL 30, 2008:

NUMBER                                                                        UNREALIZED
OF                                                              NOTIONAL     APPRECIATION
CONTRACTS                 DESCRIPTION                           (000'S)     (DEPRECIATION)
---------                 -----------                          ---------    --------------
    12     U S Treasury Note 2-Year Futures, June 08           $   2,400       $ (8,833)
    4      U S Treasury Note 10-Year Futures, June 08                400          4,538
    22     U S Treasury Bond Futures, June 08                      2,200         38,837
    42     Germany Fed Rep Bonds 2 Year Futures, June 08        EUR4,200       $(94,903)
                                                                               --------
                                                                               $(60,361)
                                                                               ========



OPEN SHORT FUTURES CONTRACTS AS OF APRIL 30, 2008:

NUMBER
OF                                                               NOTIONAL       UNREALIZED
CONTRACTS                     DESCRIPTION                         (000'S)      APPRECIATION
---------  ------------------------------------------------    ------------    ------------
    7      U S Treasury Note 5-Year Futures, June 08                  $(700)      $15,957
    7      Germany Fed Rep Bonds 10 Year Futures, June 08          EUR (700)      $30,684
    2      Japan Government Bond 10 Year Futures, June 08      JPY (200,000)      $45,622
                                                                                  -------
                                                                                  $92,263
                                                                                  =======



OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF APRIL 30, 2008:

                                                  CONTRACT      CURRENT                   UNREALIZED
                                      FOREIGN       VALUE        VALUE     EXPIRATION    APPRECIATION
FOREIGN CURRENCY PURCHASED            AMOUNT         USD          USD         DATE      (DEPRECIATION)
--------------------------          ----------   ----------   ----------   ----------   --------------
AUD                                  1,055,000   $  984,157   $  991,517    May-2008       $  7,360
JPY                                 83,570,000      816,296      800,407    May-2008        (15,889)
SEK                                  4,000,000      670,359      666,732    May-2008         (3,627)
                                                 ----------   ----------                   --------
                                                 $2,470,812   $2,458,656                   $(12,156)
                                                 ==========   ==========                   ========




                                                   CONTRACT      CURRENT
                                       FOREIGN       VALUE        VALUE     EXPIRATION    UNREALIZED
FOREIGN CURRENCY SOLD                  AMOUNT         USD          USD         DATE      APPRECIATION
---------------------                ----------   ----------   ----------   ----------   ------------
EUR                                     375,000   $  587,614   $  583,627    May-2008       $ 3,987
ISK                                  64,130,000      881,149      855,291    May-2008        25,858
JPY                                  33,734,650      335,188      323,100    May-2008        12,088
NZD                                   1,240,000      970,771      965,768    May-2008         5,003
                                                  ----------   ----------                   -------
                                                  $2,774,722   $2,727,786                   $46,936
                                                  ==========   ==========                   =======






See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


FOOTNOTES AND ABBREVIATIONS:
144A         Securities that may be resold to "qualified institutional buyers"
             under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.  Unless otherwise
             indicated, these securities are not considered to be illiquid.
+            Variable rate security. Interest rate shown reflects the rate in effect at 04/30/2008.
             Security is subject to delayed settlement.
++           Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.
**           All or a portion of this portfolio is segregated for futures, swaps and TBAs.
FHLMC        Federal Home Loan Mortgage Corporation.
FNMA         Federal National Mortgage Association.
LIBOR        London Interbank Offering Rate.
TBA          To Be Announced.
AUD          Australian Dollar.
EUR          Euro.
ISK          Iceland Krona.
JPY          Japanese Yen.
NZD          New Zealand Dollar.
SEK          Swedish Krona.



See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                           4/30/2008 (UNAUDITED)


                                                             PRINCIPAL         MARKET
                                                               AMOUNT          VALUE
                                                            -----------     -----------
ASSET-BACKED SECURITIES - 57.71%
AUTOMOBILES - 8.24%
  Carmax Auto Owner Trust, Series 2008-1, Class A2,
     3.42%, 4/15/2011 +                                     $   500,000     $   489,140
  Household Automotive Trust:
     Series 2005-2, Class A3, 4.37%, 5/17/2010                  385,544         383,798
     Series 2006-2, Class A3, 5.61%, 8/17/2011                  388,451         387,238
  Long Beach Auto Receivables Trust, Series 2007-A,
     Class A2, 5.15%, 11/15/2010                                290,924         290,014
                                                                            -----------
                                                                              1,550,190
                                                                            -----------
CREDIT CARDS - 14.16%
  American Express Credit Account Master Trust:
     Series 2005-6, Class C, 2.97%, 3/15/2011+                  600,000         588,750
     Series 2004-1, Class B, 2.97%, 9/15/2011+                  500,000         483,984
  Bank One Issuance Trust, Series 2004-C1, Class C1,
     3.22%, 11/15/2011 +                                        100,000          94,516
  Chase Credit Card Master Trust:
     Series 2003-5, Class C, 3.65%, 1/17/2011+                  500,000         486,640
     Series 2003-6, Class C, 3.52%, 2/15/2011+                  125,000         120,899
     Series 2002-3, Class B, 3.17%, 9/15/2011+                  250,000         239,219
  MBNA Credit Card Master Note Trust, Series 2003-C1,
     Class C1, 4.42%, 6/15/2012 +                               715,000         652,326
                                                                            -----------
                                                                              2,666,334
                                                                            -----------
HOME EQUITY - 25.40%

  Aegis Asset Backed Securities Trust, Series 2005-3,
     Class A2, 3.14%, 8/25/2035 +                               162,276         144,274
  Ameriquest Mortgage Securities, Inc.:
     Series 2003-6, Class M1, 3.66%, 5/25/2033+                 106,018          97,675
     Series 2005-R7, Class A2C, 3.16%, 9/25/2035+               224,929         189,292
  Asset Backed Funding Certificates, Series 2001-AQ1,
     Class A6, 6.25%, 11/20/2030                                337,696         309,097
  Bear Stearns Asset Backed Securities Trust+, Series
     2006-HE6, Class 1A1, 2.93%, 6/25/2036                      473,540         466,585
  Contimortgage Home Equity Trust:
     Series 1997-2, Class A9, 7.09%, 4/15/2028                   33,372          33,424
     Series 1998-1, Class A9, 3.08%, 4/15/2029+                  77,720          62,152
  GE Capital Mortgage Services, Inc.:
     Series 1998-HE1, Class A7, 6.47%, 6/25/2028                 41,317          38,715
     Series 1999-HE1, Class A6, 6.70%, 4/25/2029                112,605         111,014
  Home Equity Asset Trust, Series 2005-5, Class 2A2,
     3.15%, 11/25/2035 +                                        245,218         179,622
  Home Loan Trust, Series 2000-1, Class A2, 3.02%,
     4/15/2031 +                                                404,059         365,800
  IMC Home Equity Loan Trust, Series 1998-1, Class A6,
     7.02%, 6/20/2029                                             6,834           6,823
  JP Morgan Mortgage Trust, Series 2005-A8, Class 2A1,
     4.95%, 11/25/2035                                          210,884         204,345



See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                             PRINCIPAL         MARKET
                                                               AMOUNT          VALUE
                                                            -----------     -----------
HOME EQUITY - CONTINUED
  Merrill Lynch Mortgage Investors Trust, Series 2004-
     OPT1, Class A2A, 3.26%, 6/25/2035 +                    $   664,416     $   586,866
  Morgan Stanley ABS Capital I, Series 2004-HE3, Class
     A4, 3.30%, 3/25/2034 +                                      89,066          75,330
  Option One Mortgage Loan Trust:
     Series 2002-2, Class A, 3.44%, 6/25/2032+                  390,499         273,960
     Series 2002-3, Class A1, 3.40%, 8/25/2032+                 229,953         214,431
     Series 2003-1, Class A2, 3.74%, 2/25/2033+                  54,245          49,499
  Renaissance Home Equity Loan Trust, Series 2004-3,
     Class AV1, 3.32%, 11/25/2034 +                             221,047         204,227
  Residential Asset Securities Corp.:
     Series 2001-KS1, Class AI6, 6.35%, 3/25/2032               590,466         483,813
     Series 2002-KS2, Class AI5, 6.78%, 4/25/2032               374,671         295,814
     Series 2004-KS7, Class A2B3, 3.34%, 8/25/2034+             500,000         250,000
  Residential Funding Mortgage Securities II, Inc.,
     Series 2001-HS2, Class A5, 7.42%, 4/25/2031                138,330         137,965
                                                                            -----------
                                                                              4,780,723
                                                                            -----------
RESIDENTIAL MORTGAGES - 9.91%
  Amortizing Residential Collateral Trust:
     Series 2001-BC6, Class A, 3.60%, 10/25/2031+                53,862          49,199
     Series 2002-BC2, Class A, 3.21%, 5/25/2032+                212,938         165,526
     Series 2002-BC3, Class A, 3.23%, 6/25/2032+                212,912         163,876
  Countrywide Asset-Backed Certificates:
     Series 2001-BC3, Class A, 3.38%, 12/25/2031+               106,133          94,989
     Series 2002-BC1, Class A, 3.56%, 4/25/2032+                155,099         110,024
  First Franklin Mortgage Loan Asset Backed
     Certificates:
     Series 2004-FF5, Class A1, 3.26%, 8/25/2034+               239,281         179,311
     Series 2005-FFH3, Class 2A2, 3.21%, 9/25/2035+             189,002         185,694
  GSAMP Trust, Series 2004-AR1, Class A2B, 3.50%,
     6/25/2034 +                                                587,759         515,115
  Soundview Home Equity Loan Trust, Series 2005-OPT3,
     Class A4, 3.20%, 11/25/2035 +                              500,000         402,110
                                                                            -----------
                                                                              1,865,844
                                                                            -----------
     TOTAL ASSET-BACKED SECURITIES - (COST $12,333,651)                      10,863,091
                                                                            -----------
CORPORATE BONDS & NOTES - 7.82%
AIRLINES - 0.02%
  Continental Airlines, Inc., 7.461%, 4/1/2013                    4,576           4,210
                                                                            -----------
AUTOMOTIVE - 0.67%
  Goodyear Tire & Rubber Co., 8.663%, 12/1/2009                 125,000         125,781
                                                                            -----------



See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                             PRINCIPAL         MARKET
                                                               AMOUNT          VALUE
                                                            -----------     -----------
CHEMICALS - 1.14%
  Huntsman LLC, 11.500%, 7/15/2012                          $   200,000     $   214,925
                                                                            -----------
FINANCE - 0.21%
  Washington Mutual, Inc., 4.000%, 1/15/2009                     40,000          39,107
                                                                            -----------
OIL & GAS - 1.38%
  Chesapeake Energy Corp., 7.750%, 1/15/2015                    250,000         259,375
                                                                            -----------
PRINTING - COMMERCIAL - 1.33%
  Valassis Communications, Inc., 6.625%, 1/15/2009              250,000         250,313
                                                                            -----------
TELECOMMUNICATIONS - 1.72%
  AT&T Corp., 7.300%, 11/15/2011                                300,000         322,910
                                                                            -----------
TRANSPORTATION - 0.80%
  Kansas City Southern Railway, 9.500%, 10/1/2008                50,000          50,750
  Union Pacific Corp., 5.450%, 1/31/2013                        100,000         100,769
                                                                            -----------
                                                                                151,519
                                                                            -----------
UTILITIES - 0.55%
  AES Corp., 9.500%, 6/1/2009                                   100,000         104,125
                                                                            -----------
     TOTAL CORPORATE BONDS & NOTES - (COST $1,471,625)                        1,472,265
                                                                            -----------
MORTGAGE-BACKED SECURITIES - 14.31%
  Banc of America Funding Corp., 6.00%, Series 2003-1,
     Class A1, 5/20/2033                                        222,621         216,655
  Chase Mortgage Finance Corp., 5.47%, Series 2005-A2,
     Class 3A3, 1/25/2036                                       717,368         679,363
  FNMA:
     Series 2001-W2, Class AF6, 6.59%, 10/25/2031               667,593         575,068
     Series 2007-2, Class FA, 3.10%, 2/25/2037+                 362,108         356,532
  Lehman XS Trust, 3.17%, Series 2005-4, Class 1A2,
     10/25/2035+                                                135,458         117,489
  Residential Accredited Loans, Inc., 4.75%, Series
     2004-QS5, Class A5, 4/25/2034                              220,003         184,274
  Structured Asset Securities Corp.:
     Series 1998-2, Class A, 3.42%, 2/25/2028+                  308,386         285,590
     Series 2003-21, Class 2A1, 4.00%, 8/25/2033                286,075         279,051
                                                                            -----------
     TOTAL MORTGAGE-BACKED SECURITIES - (COST
       $2,913,032)                                                            2,694,022
                                                                            -----------



See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


                                                             PRINCIPAL         MARKET
                                                               AMOUNT          VALUE
                                                            -----------     -----------
FOREIGN BONDS & NOTES++ - 3.63%
ARGENTINA - 0.07%
  SOVEREIGN - 0.07%
     Argentina Bocon, Series PR12, 2.00%, 1/3/2016 +        $    22,865     $    11,895
                                                                            -----------
ICELAND - 3.56%
  SOVEREIGN AGENCY - 3.56%
     Housing Finance Fund, Series 2, 3.75%, 4/15/2034        53,559,631         670,667
                                                                            -----------
     TOTAL FOREIGN BONDS & NOTES - (COST $828,046)                              682,562
                                                                            -----------
SHORT-TERM INVESTMENTS - 10.88%
  State Street Euro Dollar Time Deposit, 1.50%,
     05/01/2008                                               2,048,000       2,048,000
                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS - (COST $2,048,000)                              2,048,000
                                                                            -----------
TOTAL INVESTMENTS - 94.35% - (COST $19,594,354)**                            17,759,940
                                                                            -----------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES - 5.65%                           1,063,780
                                                                            -----------
NET ASSETS - 100.00%                                                        $18,823,720
                                                                            ===========






See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


OPEN SWAP AGREEMENTS AS OF APRIL 30, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION
DESCRIPTION                                                  NOTIONAL     (DEPRECIATION)
-----------                                                 ----------    --------------
Sell protection on GMAC LLC 6.875%, 8/28/2012 and
receive fixed rate equal to 3.60%                           $  500,000       $(17,755)
Broker: Lehman Brothers
Exp. 9/20/2008
Sell protection on Umbrella Acquisition - UVN 9.75%,
3/15/2015 and receive fixed rate equal to 1.25%.            $1,000,000       $(18,527)
                                                                             --------
Broker: Lehman Brothers
Exp. 6/20/2008
                                                                             $(36,282)
                                                                             ========



OPEN LONG FUTURES CONTRACTS AS OF APRIL 30, 2008:

NUMBER
OF                                                             NOTIONAL       UNREALIZED
CONTRACTS                    DESCRIPTION                        (000'S)     (DEPRECIATION)
---------                    -----------                      ----------    --------------
    60     U S Treasury Note 2-Year Futures, June 08          $   12,000       $ (44,163)
    26     Germany Fed Rep Bonds 2 Year Futures, June 08       EUR 2,600       $ (58,702)
                                                                               ---------
                                                                               $(102,865)
                                                                               =========



OPEN SHORT FUTURES CONTRACTS AS OF APRIL 30, 2008:

NUMBER
OF                                                               NOTIONAL       UNREALIZED
CONTRACTS                    DESCRIPTION                         (000'S)       APPRECIATION
---------                    -----------                      -------------    ------------
    6      U S Treasury Note 5-Year Futures, June 08          $        (600)      $13,443
    1      U S Treasury Note 10-Year Futures, June 08         $        (100)      $ 1,342
    4      Germany Fed Rep Bonds 2 Year Futures, June 08       EUR     (400)      $17,473
    1      Japan Government Bond 10 Year Futures, June 08      JPY (100,000)      $22,668
                                                                                  -------
                                                                                  $54,926
                                                                                  =======






See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                           4/30/2008 (UNAUDITED)


OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF APRIL 30, 2008:

                                                  CONTRACT      CURRENT                   UNREALIZED
                                      FOREIGN       VALUE        VALUE     EXPIRATION    APPRECIATION
FOREIGN CURRENCY PURCHASED            AMOUNT         USD          USD         DATE      (DEPRECIATION)
--------------------------          ----------   ----------   ----------   ----------   --------------
AUD                                    625,000   $  583,031   $  587,392    May-2008        $ 4,360
JPY                                 49,000,000      478,623      469,307    May-2008         (9,317)
SEK                                  2,350,000      393,836      391,705    May-2008         (2,131)
                                                 ----------   ----------                    -------
                                                 $1,455,490   $1,448,404                    $(7,088)
                                                 ==========   ==========                    =======




                                                   CONTRACT      CURRENT
                                       FOREIGN       VALUE        VALUE     EXPIRATION    UNREALIZED
FOREIGN CURRENCY SOLD                  AMOUNT         USD          USD         DATE      APPRECIATION
---------------------                ----------   ----------   ----------   ----------   ------------
EUR                                     240,000   $  376,073   $  373,521    May-2008       $ 2,551
ISK                                  50,180,000      689,475      669,242    May-2008        20,233
NZD                                     735,000      575,417      572,451    May-2008         2,966
JPY                                  20,475,000      203,440      196,103    May-2008         7,337
                                                  ----------   ----------                   -------
                                                  $1,844,405   $1,811,317                   $33,087
                                                  ==========   ==========                   =======



FOOTNOTES AND ABBREVIATIONS:
+            Variable rate security. Interest rate shown reflects the rate in effect at 4/30/2008.
++           Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.
**           All or a portion of this portfolio is segregated for futures, swaps.
FNMA         Federal National Mortgage Association.
AUD          Australian Dollar.
EUR          Euro.
ISK          Iceland Krona.
JPY          Japanese Yen.
NZD          New Zealand Dollar.
SEK          Swedish Krona.



See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                      APRIL 30, 2008 (UNAUDITED)



                                                          DRAKE TOTAL      DRAKE LOW
                                                          RETURN FUND    DURATION FUND
                                                          -----------    -------------
ASSETS
  Investments in securities, at value
     (Cost -- $50,423,942 and $19,594,354)                $48,497,620     $17,759,940
  Cash                                                             --             758
  Cash collateral held at broker for open futures
     contracts, earning interest at 2.03%                     582,845         545,152
  Cash collateral on swaps                                     64,680          76,745
  Foreign currency at value (Cost $29,651 and $23,699)         29,482          23,562
  Receivable for securities sold                              813,530         461,017
  Interest receivable                                         237,437          73,760
  Unrealized appreciation on swap agreements                  127,122              --
  Unrealized appreciation on forward currency contracts        54,296          37,447
  Receivable from investment advisor                            9,286          12,093
  Prepaid expenses and other assets                                --           1,439
                                                          -----------     -----------
     TOTAL ASSETS                                          50,416,298      18,991,913
                                                          -----------     -----------
LIABILITIES
  Payable for investments purchased                        18,072,249              --
  Futures variation margin                                    100,175          46,568
  Unrealized depreciation on swap agreements                   22,078          36,282
  Unrealized depreciation on foreign currency contracts        19,516          11,448
  Payable to custodian bank                                    16,896              --
  Trustees' fees payable                                        6,574           6,548
  Interest payable on swap agreements                          14,453              --
  Accrued expenses and other liabilities                       67,754          67,347
                                                          -----------     -----------
     TOTAL LIABILITIES                                     18,319,695         168,193
                                                          -----------     -----------
NET ASSETS                                                 32,096,603      18,823,720
                                                          ===========     ===========
COMPOSITION OF NET ASSETS
  Capital stock, $0.001 par value (unlimited shares
     authorized)                                                3,249           2,024
  Paid-in capital                                          32,907,568      20,243,586
  Overdistributed net investment income                        (3,410)        (17,032)
  Accumulated net realized gain on investments, futures
     contracts, swap contracts and foreign currency
     transactions                                             943,971         487,923
  Net unrealized depreciation from investments, futures
     contracts, swap contracts and foreign currency
     translations                                          (1,754,775)     (1,892,781)
                                                          -----------     -----------
NET ASSETS                                                $32,096,603     $18,823,720
                                                          ===========     ===========
SHARES OUTSTANDING                                          3,249,148       2,023,959
                                                          -----------     -----------
NET ASSET VALUE PER SHARE                                 $      9.88     $      9.30
                                                          ===========     ===========






See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                        STATEMENTS OF OPERATIONS
                                 FOR THE PERIOD ENDED APRIL 30, 2008 (UNAUDITED)



                                                          DRAKE TOTAL      DRAKE LOW
                                                          RETURN FUND    DURATION FUND
                                                          -----------    -------------
INVESTMENT INCOME
  Interest                                                $   886,259     $   540,541
                                                          -----------     -----------
     TOTAL INVESTMENT INCOME                                  886,259         540,541
                                                          -----------     -----------
EXPENSES
  Custodian fees                                               37,662          30,137
  Investment advisory fees                                     39,502          24,095
  Administration fees                                          26,610          26,610
  Audit fees                                                   24,180          24,180
  Transfer agent fees                                          13,784          13,779
  Legal fees                                                    7,370           7,264
  Printing fees                                                 6,449           6,363
  Trustees' fees                                                6,074           6,048
  Registration fees                                             2,715           2,666
  Miscellaneous expense                                         1,585           1,584
  Insurance expense                                               955             918
                                                          -----------     -----------
     TOTAL GROSS EXPENSES                                     166,886         143,644
  Expenses reimbursed by Investment Advisor                   (98,942)       (102,201)
                                                          -----------     -----------
     TOTAL NET EXPENSES                                        67,944          41,443
                                                          -----------     -----------
NET INVESTMENT INCOME                                         818,315         499,098
                                                          -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain From:
     Investments                                              402,026          32,329
     Futures contracts                                        317,359         339,535
     Swaps                                                     14,612          20,142
     Foreign currency transactions                            234,229         156,418
  Net change in unrealized appreciation (depreciation)
     of:
     Investments                                           (1,633,565)     (1,538,224)
     Futures contracts                                         26,065         (76,719)
     Swaps                                                    150,618         (19,680)
     Foreign currency translation                              70,508          72,209
                                                          -----------     -----------
  Net realized and unrealized loss                           (418,148)     (1,013,990)
                                                          -----------     -----------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS     $   400,167     $  (514,892)
                                                          ===========     ===========






See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS



                                                           PERIOD ENDED
                                                             APRIL 30,      YEAR ENDED
                                                               2008        OCTOBER 31,
                                                            (UNAUDITED)        2007
                                                           ------------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                     $   818,315    $ 1,538,837
  Net realized gain from investments, futures contracts,
     securities sold short, foreign currency translation
     and swap contracts                                         968,226        172,917
  Net change in unrealized depreciation from
     investments, futures contracts, foreign currency
     translation and swap contracts                          (1,386,374)      (358,010)
                                                            -----------    -----------
  Net increase in net assets resulting from operations          400,167      1,353,744
                                                            -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (810,586)    (1,595,023)
  Net realized gains                                            (51,529)       (40,986)
                                                            -----------    -----------
     Net decrease in net assets from dividends and
       distributions                                           (862,115)    (1,636,009)
                                                            -----------    -----------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sale of shares                            4,599,389      7,239,123
  Reinvestment of dividends to shareholders                     759,344      1,559,854
  Net assets value of shares redeemed                        (2,656,227)    (3,191,663)
                                                            -----------    -----------
     Net increase in net assets from capital share
       transactions                                           2,702,506      5,607,314
                                                            -----------    -----------
  Increase (Decrease) in Net Assets                           2,240,558      5,325,049
                                                            -----------    -----------
NET ASSETS
  Beginning of period                                        29,856,045     24,530,996
                                                            -----------    -----------
  End of period (including overdistributed net
     investment income of $(3,410) and $(27,550),
     respectively)                                          $32,096,603    $29,856,045
                                                            ===========    ===========
CHANGE IN CAPITAL SHARES
  Shares sold                                                 1,360,681        727,463
  Shares issued in reinvestment of dividends to
     shareholders                                                75,777        155,374
  Shares redeemed                                            (1,166,202)      (319,108)
                                                            -----------    -----------
     Net change in share balance                                270,256        563,729
                                                            -----------    -----------






See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
                                             STATEMENTS OF CHANGES IN NET ASSETS



                                                           PERIOD ENDED      YEAR ENDED
                                                          APRIL 30, 2008     OCTOBER 31,
                                                            (UNAUDITED)         2007
                                                          --------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                    $    499,098     $  1,154,087
  Net realized gain from investments, futures
     contracts, securities sold short, foreign currency
     translation and swap contracts                             548,424          123,951
  Net change in unrealized depreciation from
     investments, futures contracts, foreign currency
     translation and swap contracts                          (1,562,414)        (329,354)
                                                           ------------     ------------
  Net increase/(decrease) in net assets resulting from
     operations                                                (514,892)         948,684
                                                           ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (533,561)      (1,204,189)
  Net realized gains                                                 --               --
                                                           ------------     ------------
     Net decrease in net assets from dividends and
       distributions                                           (533,561)      (1,204,189)
                                                           ------------     ------------
CAPITAL SHARE TRANSACTIONS
  Net proceeds from sale of shares                           16,257,318       19,000,000
  Reinvestment of dividends to shareholders                     533,561        1,204,189
  Net assets value of shares redeemed                       (17,351,938)     (19,492,233)
                                                           ------------     ------------
     Net increase/(decrease) in net assets from capital
       share transactions                                      (561,059)         711,956
                                                           ------------     ------------
  Increase (Decrease) in Net Assets                          (1,609,512)         456,451
NET ASSETS
  Beginning of period                                        20,433,232       19,976,781
                                                           ------------     ------------
  End of period (including
     (overdistributed)/undistributed of net investment
     income of $(17,032) and $17,431, respectively)        $ 18,823,720     $ 20,433,232
                                                           ============     ============
CHANGE IN CAPITAL SHARES
  Shares sold                                                 1,682,970        1,919,192
  Shares issued in reinvestment of dividends to
     shareholders                                                55,489          121,914
  Shares redeemed                                            (1,793,744)      (1,968,912)
                                                           ------------     ------------
     Net change in share balance                                (55,285)          72,194
                                                           ------------     ------------






See Notes to Financial Statements.

                                                         DRAKE TOTAL RETURN FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         FOR THE
                                      PERIOD ENDED      FOR THE        FOR THE        FOR THE
                                        APRIL 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          2008        OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                       (UNAUDITED)        2007           2006          2005*
                                      ------------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of
     period                              $ 10.02        $ 10.16        $ 10.17        $ 10.23
                                         -------        -------        -------        -------
  Net investment income                     0.26           0.58           0.54           0.31
  Net gain (loss) on investments,
     futures contracts, securities
     sold short, swap contracts and
     foreign currency translations         (0.13)         (0.10)          0.09          (0.04)
                                         -------        -------        -------        -------
  Total from investment operations          0.13           0.48           0.63           0.27
                                         -------        -------        -------        -------
  Less: Dividends from net
     investment income                     (0.25)         (0.60)         (0.59)         (0.33)
  Less: Distributions from net
     realized gains                        (0.02)         (0.02)         (0.05)            --
                                         -------        -------        -------        -------
Net asset value, end of period           $  9.88        $ 10.02        $ 10.16        $ 10.17
                                         =======        =======        =======        =======
TOTAL RETURN                                1.29%**        4.84%          6.48%          2.66%**
                                         =======        =======        =======        =======
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, end of period (000's)      $32,097        $29,856        $24,531        $22,043
  Ratio of total net expenses to
     average net assets (including
     interest expense)                      0.43%***       0.43%          0.43%          1.03%***
  Ratio of total net expenses to
     average net assets (excluding
     interest expense)                      0.43%***       0.43%          0.43%          0.43%***
  Ratio of total gross expenses to
     average net assets                     1.06%****      1.15%          1.45%          3.03%****
  Ratio of net investment income to
     average net assets (with
     reimbursement)                         5.18%***       5.77%          5.43%          3.62%***
  Ratio of net investment income to
     average net assets (without
     reimbursement)                         4.55%***       5.05%          4.41%          1.54%***
  Portfolio turnover rate                    242%           475%           452%           358%


*    Fund commenced operations on December 30, 2004.

**   Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).



See Notes to Financial Statements.

                                                         DRAKE LOW DURATION FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                         FOR THE
                                      PERIOD ENDED      FOR THE        FOR THE        FOR THE
                                        APRIL 30,      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          2008        OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                       (UNAUDITED)        2007           2006          2005*
                                      ------------    -----------    -----------    -----------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of
     period                              $  9.83        $  9.95        $  9.97        $ 10.00
                                         -------        -------        -------        -------
  Net investment income                     0.25           0.56           0.53           0.17
  Net gain (loss) on investments,
     futures contracts, swap
     contracts and foreign currency
     translations                          (0.51)         (0.09)          0.01          (0.03)
                                         -------        -------        -------        -------
  Total from investment operations         (0.26)          0.47           0.54           0.14
                                         -------        -------        -------        -------
  Less: Dividends from net
     investment income                     (0.27)         (0.59)         (0.56)         (0.17)
  Less: Distributions from net
     realized gains                           --             --             --             --
                                         -------        -------        -------        -------
Net asset value, end of period           $  9.30        $  9.83        $  9.95        $  9.97
                                         =======        =======        =======        =======
TOTAL RETURN                               (2.73)%**       4.84%          5.52%          1.37%**
                                         =======        =======        =======        =======
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, end of period (000's)      $18,824        $20,433        $19,977        $27,836
  Ratio of total net expenses to
     average net assets (including
     interest expense)                      0.43%***       0.43%          0.45%          0.44%***
  Ratio of total net expenses to
     average net assets (excluding
     interest expense)                      0.43%***       0.43%          0.43%          0.44%***
  Ratio of total gross expenses to
     average net assets                     1.49%****      1.39%          1.77%          2.49%****
  Ratio of net investment income to
     average net assets (with
     reimbursement)                         5.18%***       5.69%          5.27%          3.83%***
  Ratio of net investment income to
     average net assets (without
     reimbursement)                         4.12%***       4.73%          3.95%          1.67%***
  Portfolio turnover rate                     15%            58%           118%           115%


*    Fund commenced operations on May 9, 2005.

**   Total return for periods less than one year is not annualized.

***  Annualized.

**** Annualized (except for organizational expenses).



See Notes to Financial Statements.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                      APRIL 30, 2008 (UNAUDITED)

NOTE 1 - ORGANIZATION
The Drake Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company organized as a Delaware statutory trust on October 6, 2004. The Trust was registered with the Securities and Exchange Commission effective December 30, 2004. The Drake Total Return Fund commenced operations on December 30, 2004, the Drake Low Duration Fund commenced operations on May 9, 2005 and the Drake Global Bond Fund (unhedged) was added to the Drake Funds Trust as of December 28, 2005, but as of April 30, 2008 has not commenced operations (collectively, the "Funds"). Each fund offers two share classes: Drake Class and Administrative Class; however, only shares of the Drake Class of the Drake Total Return Fund and Drake Low Duration Fund have been issued to date.

The Total Return Fund seeks to realize a total return exceeding that of the Lehman Brothers U.S. Aggregate Index, the Low Duration Fund seeks to realize a total return exceeding that of the Merrill Lynch 1-3 Year Treasury Index, and the Global Bond Fund (unhedged) seeks to realize a total return exceeding that of the Lehman Brothers Global Aggregate Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A.  ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over-the counter, at the mean of the representative bid and asked quotations. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional -- sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type; indications as to value from dealers; expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities may be valued at fair value. As of April 30, 2008, the Funds held no fair valued securities.

C.  FUTURES CONTRACTS
When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is "marked to market" and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2008 (UNAUDITED)

The Funds may invest in exchange-traded commodity, index, interest rate and foreign currency futures for risk management purposes or as part of its investment strategies.

Use of long futures contracts subjects the Funds to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2008, the Funds had outstanding futures contracts as listed on the Funds' Schedules of Investments.

D.  FOREIGN CURRENCY TRANSLATIONS
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

Market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at the valuation date. Purchases and sales of investment securities, income and expenses are translated at the closing rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investments.

Realized foreign currency gains or losses most commonly arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

As of April 30, 2008, the Funds had invested in foreign currency-denominated securities as listed on the Funds' Schedules of Investments.

E.  SWAP AGREEMENTS
The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. Interest rate swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest,e.g., an example of floating rate payments for fixed rate payments with respect to the notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market - linked return, both based on notional amounts. To the extent the total return of the security of index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2008 (UNAUDITED)

between the benchmark swap rate (market rate) and a reference rate. The Funds may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Funds assume the market and credit risk of the underlying instrument (the "Referenced Obligation") including liquidity and loss of value which may exceed the value of the swap contract shown in the Statement of Assets and Liabilities. In the event that the Referenced Obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

As of April 30, 2008, the Funds had outstanding swap agreements as listed their Schedules of Investments.

F.  COMMITMENTS
The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized appreciation on the underlying securities purchased and any difference between the sale price and current market value of the underlying securities sold. Market risk exists on commitment to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest. A Fund making a purchase commitment must segregate assets determined to be liquid in an amount sufficient to meet the purchase price.

As of April 30, 2008, the Drake Total Return Fund had outstanding to-be-announced ("TBA") purchase commitments as listed on the Fund's Schedule of Investments.

G.  DOLLAR ROLLS
The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar (same type, coupon, and maturity) securities on specified future dates. During the roll period, the Fund foregoes principal and interest paid on the securities. The Funds' policy is to record "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of the securities thereby resulting in a loss.

As of April 30, 2008, the Drake Total Return Fund had TBAs that are dollar roll transactions as listed on the Fund's Schedule of Investments.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2008 (UNAUDITED)

H.  REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The Fund's policy is to receive securities as collateral whose market value is, and during the entire term of the agreement, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book-entry transfer to the account of the Fund's custodian. Such securities may continue to be held by the Fund or may be delivered to the counterparties of short sale transactions. If the seller is unable to make timely repurchase, the Fund's expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral or proceeds by the Fund may be delayed.

As of April 30, 2008, the Funds did not have outstanding repurchase agreements.

I.  REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event that the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

As of April 30, 2008, the Funds did not have outstanding reverse repurchase agreements.

J.  SHORT SALES
The Funds may enter into short sales, primarily to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid to cover its position.

As of April 30, 2008, the Funds did not have investments sold short.

K.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Investment security transactions are recorded as of the trade date of the purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded daily on the accrual basis and includes accretion of discount and amortization of premium on investments. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2008 (UNAUDITED)

L.  FEDERAL INCOME TAXES
The Funds intend to continue to qualify as regulated investment companies by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their earnings to shareholders. Therefore, no Federal Income or Excise Tax provision is required.

NOTE 3 - INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into Investment Advisory Agreements with Drake Capital Management, LLC (the "Investment Advisor") for the Funds. The Investment Advisor oversees the investments of the Funds and for such services is paid an advisory fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets.

In addition, the Investment Advisor has contractually agreed through October 31, 2008 to waive its fees and bear certain other expenses, excluding interest expense, to the extent necessary to limit the annual expenses of the Funds, as a percentage of net assets, to 0.43% for the Drake Class.

Subject to an annual minimum of $7,500 and maximum of $60,000, each Trustee, other than those affiliated with Drake or its affiliates, receives annual compensation from the Funds of 1/3 of one basis point of the Fund's net asset value (.003%), plus reimbursement of out-of-pocket expenses related to Board and Committee meetings.

NOTE 4 - DISTRIBUTION AND SERVICE PLAN
The Trust has entered into a Distribution Agreement with ALPS Distributors, Inc. (the "Distributor"). The Distributor serves as the Trust's distributor and promotes and arranges for the sale of each Fund's shares. The Distributor receives no compensation in its capacity as the Trust's underwriter. The Trustees have adopted Distribution Plans (the "Plans") for the Administrative Class of each Fund in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that each Fund shall pay distribution fees, including payments to the Distributor. The fee is accrued daily and paid monthly at the annual rate of 0.25% of the Fund's average daily net assets attributable to Administrative Class shares. As of April 30, 2008 no shares have been issued for the Administrative Classes.

NOTE 5 - INVESTMENT TRANSACTIONS
For the period ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                  U.S. GOVERNMENT AND AGENCY
                            INVESTMENTS                   OBLIGATIONS
                     -------------------------    --------------------------
FUND                  PURCHASES        SALES       PURCHASES        SALES
----                 -----------    ----------    -----------    -----------
Total Return Fund    $11,360,270    $9,462,277    $98,162,546    $94,985,832
Low Duration Fund      4,732,443     4,544,620             --             --


NOTE 6 - DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared and paid monthly. Distributions are made on a per share basis to shareholders on record-date, regardless of how long shares have been owned. Net realized long-term and short-term capital gains will be distributed by the Funds at least annually. Net short-term gains may be paid more frequently. A fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at the NAV on payable date unless the shareholder elects to have the distributions paid in cash.

NOTE 7 - CONCENTRATIONS AND INDEMNIFICATIONS
Under the Trust's organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2008 (UNAUDITED)

arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However the Funds expect the risk of loss to be remote.

From time to time, the Funds' investment advisor or an affiliate may exercise discretion on behalf of certain of is clients with respect to the purchase or sale of a significant portion of the Funds' outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political development in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest or rapid principal payments including prepayments.

The Fund's trading activities include the purchase and sale of securities traded on non-U.S. exchanges. Such activity is subject to the risk of restrictions imposed by foreign governments and to political or economic uncertainties, as well as currency fluctuations for instruments not denominated in the base currency.

The Fund also invests in corporate bonds. Until the bonds are sold or mature, the Fund is exposed to credit risk relating to whether the issuers of the bonds will meet their obligations when they come due.

The Fund has exposure to sub-prime and Alt-A residential mortgage backed securities (collectively, "below prime"). Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. Alt-A mortgage lending is the origination of residential mortgage loans to customers who have credit ratings above sub-prime but do not conform to government-sponsored enterprise standards. The Fund is not an originator of below-prime mortgages. In assessing the risk of sub-prime exposure, the Fund considered various factors that have led to a decrease in market liquidity and repricing of risk in the below-prime market. Such factors include but are not limited to the slowing U.S. housing market, greater use of affordable mortgage products, and the fact that relaxed underwriting standards for some originators of below-prime loans have recently led to higher delinquency and loss rates. Delinquency and loss rates in the below-prime mortgage sector could continue to increase in the near term, causing material losses in such securities. Future changes in fair value of these securities are primarily dependent on such variable factors as the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The Fund owns debt and other instruments affected by the credit markets. Credit spreads have widened primarily due to the deterioration of the sub-prime mortgage market and liquidity disruptions, impacting the overall credit market. Widening of credit spreads and the associated impact of issuer credit losses, earnings volatility, and lack of access to liquidity for companies involved in those markets as well as the financial sector as a whole could lead to future losses, and such losses could be material.

NOTE 8 - RELATED PARTIES
From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of April 30, 2008, Drake Partners LLC or its members owned 62.37% of the Drake Total Return Fund and 100.00% of the Drake Low Duration Fund.

NOTE 9 - FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2008 (UNAUDITED)

At April 30, 2008, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

                     EXPIRES OCTOBER 31,    EXPIRES OCTOBER 31,
FUND                         2013                   2014
----                 -------------------    -------------------
Total Return Fund          $    --                $     --
Low Duration Fund           (5,529)                (16,989)


At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments was as follows:

                                            GROSS           GROSS                   NET
                                         UNREALIZED      UNREALIZED             UNREALIZED
FUND                 IDENTIFIED COST    APPRECIATION    DEPRECIATION    APPRECIATION/ DEPRECIATION
----                 ---------------    ------------    ------------    --------------------------
Total Return Fund      $50,423,942        $158,407       $(2,084,729)           $(1,926,322)
Low Duration Fund       19,594,354           6,769        (1,841,183)            (1,834,414)


NOTE 10 - RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has evaluated the application of FIN 48 and has determined there is no impact on the Funds' financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against its current valuation policies to determine future applicability.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

NOTE 11 - SUBSEQUENT EVENTS
The Board of Trustees of the Trust, in consultation with the Investment Advisor determined at a meeting of the Board of Trustees of the Trust, held on June 2, 2008 (the "Board Meeting"), to discontinue all sales of the shares of either Fund and to no longer accept purchase orders for shares of either Fund, based on, among other factors, the Investment Advisor's belief that it would be in the best interests of the Funds and their shareholders to discontinue the acceptance of new investments. The Board of Trustees determined to continue to allow existing shareholders of the Funds to reinvest dividends in the Funds pursuant to written instruction.

At the Board Meeting, the Board of Trustees of the Trust determined that it was in the best interests of the Funds to approve Interim Investment Advisory Agreements between the Advisor and the Funds, respectively, dated June 2, 2008 and in substantially the same form as the Investment Advisory Agreements adopted December 9, 2004; provided, however, that each Interim Investment Advisory Agreement provides that: (1) the Investment Advisor shall provide

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                      APRIL 30, 2008 (UNAUDITED)


services without the obligation of the Fund to pay a fee to the Investment Advisor; (2) the term shall be for one hundred fifty days unless earlier superseded by an Investment Advisory Agreement approved by the vote of a majority of the shares of the Fund; and (3) the Trust may terminate the Interim Investment Advisory Agreement on ten days written notice at any time and without penalty.

At the Board Meeting, the Board of Trustees of the Trust also determined that it was in the best interest of the Funds to approve an Interim Distribution Agreement and renew the Plans of Distribution Pursuant to Rule 12b-1 for the Administrative Class shares. The Interim Distribution Agreement approved at the Board Meeting was in substantially the same for as the prior existing Distribution Agreement; provided, however, that its term is for one hundred fifty days unless earlier superseded by a Distribution Agreement approved by the vote of a majority of the shares of the Fund.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
OTHER INFORMATION
                                                      APRIL 30, 2008 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Trust's Investment Advisor to vote proxies relating to the Funds' portfolio securities will be available (1) without charge, upon request, by calling 1-866-DRAKEFUNDS; and (2) in the Funds' statement of additional Information available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the Investment Advisor votes these proxies will be available by calling the same number and on the Commission's website. The Trust has filed it's proxy voting report on Form N-PX on August 30, 2006 covering the Funds' proxy voting records for the 12 month period ending June 30, 2006.

QUARTERLY PORTFOLIO OF INVESTMENTS
The Fund's Schedule of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Funds' forms N-Q, including their respective Schedule of Investments, may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments is available without charge, upon request, by calling 1-866-DRAKEFUNDS.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                                         SHAREHOLDER FEE EXAMPLE
                                                                     DRAKE CLASS

EXAMPLE
As a holder of Drake Class Shares of the Funds, you incur two types of costs:
(1) transaction costs; and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investment in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period ended April 30, 2008.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, a $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expense you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those applicable transactional costs were included, your costs would have been higher.

                 BEGINNING          ENDING       EXPENSES PAID
               ACCOUNT VALUE    ACCOUNT VALUE      DURING THE
ACTUAL           11/01/2007       4/30/2008          PERIOD
------         -------------    -------------    -------------
Total Return
  Fund             $1,000         $1,012.90          $2.15*
Low Duration
  Fund              1,000            972.70           2.11**



                 BEGINNING          ENDING       EXPENSES PAID
               ACCOUNT VALUE    ACCOUNT VALUE      DURING THE
HYPOTHETICAL     11/01/2007       4/30/2008          PERIOD
------------   -------------    -------------    -------------
Total Return
  Fund             $1,000         $1,022.73          $2.16*
Low Duration
  Fund              1,000          1,022.73           2.16**


 * Expenses are equal to the Funds' annualized net expense ratio of 0.43% multiplied by the average account value over the period multiplied by 182/366 to reflect the one-half year period.

** Expenses are equal to the Funds' annualized net expense ratio of 0.43%
   multiplied by the average account value over the period multiplied by 182/366 to reflect the one-half year period.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                                    INFORMATION CONCERNING TRUSTEES AND OFFICERS
                                                                     (UNAUDITED)



                                                                                                              NUMBER
                                                                                                                OF
                                                                                                            PORTFOLIOS
                                                                                     PRINCIPAL                  IN
                                                                                   OCCUPATION(S)               FUND
                                       POSITION(S)            LENGTH                   DURING                 COMPLEX
                                          HELD                  OF                      PAST                 OVERSEEN
                                          WITH                 TIME                     FIVE                    BY
NAME, ADDRESS AND YEAR OF BIRTH           TRUST             SERVED(1)                  YEARS                  TRUSTEE
-------------------------------   --------------------    -------------    -----------------------------    ----------
INDEPENDENT TRUSTEES:
Kevin Hennessey                   Trustee and Chairman    Since 12/2004    Private Investor and Business         3
c/o Drake Capital                                                          Consultant, Partner, KV
Management, LLC                                                            Partners LLC (a consulting
600 Madison Avenue                                                         firm)
16(th) Floor
New York
Year: 1948

Janice Brennan                    Trustee                 Since 12/2004    Chief Financial Officer and           3
c/o Drake Capital                                                          Business Manager, Falcon
Management, LLC                                                            Management Corporation (an
600 Madison Avenue                                                         investment firm)
16(th) Floor
New York
Year: 1971

Thomas Willis                     Trustee                 Since 12/2004    Attorney and Partner, Remcho,         3
c/o Drake Capital                                                          Johansen & Purcell
Management, LLC
600 Madison Avenue
16(th) Floor
New York
Year: 1965
                                      OTHER
                                  DIRECTORSHIPS
                                       HELD
                                        BY
                                     TRUSTEE
NAME, ADDRESS AND YEAR OF BIRTH
-------------------------------   -------------
INDEPENDENT TRUSTEES:
Kevin Hennessey                        None
c/o Drake Capital
Management, LLC
600 Madison Avenue
16(th) Floor
New York
Year: 1948

Janice Brennan                         None
c/o Drake Capital
Management, LLC
600 Madison Avenue
16(th) Floor
New York
Year: 1971

Thomas Willis                          None
c/o Drake Capital
Management, LLC
600 Madison Avenue
16(th) Floor
New York
Year: 1965




--------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                               DRAKE FUNDS TRUST

--------------------------------------------------------------------------------
                        INFORMATION CONCERNING TRUSTEES AND OFFICERS (CONTINUED)
                                                                     (UNAUDITED)

                                                                                                                    PRINCIPAL
                                                                                                                  OCCUPATION(S)
                                                         POSITION(S)                               LENGTH            DURING
                                                             HELD                                    OF               PAST
                                                             WITH                                   TIME              FIVE
NAME, ADDRESS AND YEAR OF BIRTH                             TRUST                                SERVED(1)            YEARS
-------------------------------   ---------------------------------------------------------    -------------    ----------------
INTERESTED TRUSTEE:
Steven Luttrell(2)                Trustee President and Principal Executive Officer            Since 10/2004    Co-Founder and
c/o Drake Capital                                                                                               Chief Operating
Management, LLC                                                                                                 Officer of the
660 Madison Avenue                                                                                              Advisor.
16(th) Floor                                                                                                    Formerly a
New York                                                                                                        Director at
Year: 1965                                                                                                      Blackrock Inc.

OTHER OFFICER:
Stacey Feller                     Vice President, Treasurer and Principal Financial Officer    Since 10/2004    Managing
c/o Drake Capital                                                                                               Director and
Management, LLC                                                                                                 Chief Financial
660 Madison Avenue                                                                                              Officer of the
16(th) Floor                                                                                                    Advisor.
New York                                                                                                        Formerly an
Year: 1974                                                                                                      audit manager at
                                                                                                                Ernst & Young.

Christopher Appler                Secretary and Chief Compliance Officer                       Since 12/2004    Managing
c/o Drake Capital                                                                                               Director, Chief
Management, LLC                                                                                                 Legal Officer
660 Madison Avenue                                                                                              and Chief
16(th) Floor                                                                                                    Compliance
New York                                                                                                        Officer of the
Year: 1968                                                                                                      Advisor.
                                                                                                                Formerly Chief
                                                                                                                Legal Officer of
                                                                                                                NISA Investment
                                                                                                                Advisors, LLC.

Bernard Bresnahan                 Assistant Treasurer and Assistant Secretary                  Since 12/2004    Managing
c/o Drake Capital                                                                                               Director and
Management, LLC                                                                                                 Head of
660 Madison Avenue                                                                                              Operations of
16(th) Floor                                                                                                    the Advisor.
New York                                                                                                        Formerly an
Year: 1972                                                                                                      Officer of State
                                                                                                                Street Bank and
                                                                                                                Trust.
                                    NUMBER
                                      OF
                                  PORTFOLIOS
                                      IN            OTHER
                                     FUND       DIRECTORSHIPS
                                    COMPLEX          HELD
                                   OVERSEEN           BY
                                      BY           TRUSTEE
NAME, ADDRESS AND YEAR OF BIRTH     TRUSTEE
-------------------------------   ----------    -------------
INTERESTED TRUSTEE:
Steven Luttrell(2)                      3            None
c/o Drake Capital
Management, LLC
660 Madison Avenue
16(th) Floor
New York
Year: 1965

OTHER OFFICER:
Stacey Feller                        None            None
c/o Drake Capital
Management, LLC
660 Madison Avenue
16(th) Floor
New York
Year: 1974

Christopher Appler                   None            None
c/o Drake Capital
Management, LLC
660 Madison Avenue
16(th) Floor
New York
Year: 1968

Bernard Bresnahan                    None            None
c/o Drake Capital
Management, LLC
660 Madison Avenue
16(th) Floor
New York
Year: 1972




--------

(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Luttrell is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Trust's Investment Advisor.

     The Statement of Additional Information includes additional information about the trustees and is available, without charge, upon request, by calling 1-866-DRAKEFUNDS.

     The following table shows the aggregate remuneration paid by the Trust to the independent trustees of the Trust during the period covered by this report. The interested trustee and the other officers of the Trust received no remuneration from the Trust.

NAME                       REMUNERATION PAID
----                       -----------------
Kevin Hennessey                 $ 3,750
Janice Brennan                    3,750
Thomas Willis                     3,750
                                -------
All Independent Trustees,
  as a group                     11,250
                                =======


DRAKE FUNDS TRUST

SERVICE PROVIDERS                     TRUSTEES AND OFFICERS

INVESTMENT ADVISOR:                   TRUSTEE AND CHAIRMAN
DRAKE CAPITAL MANAGEMENT, LLC         Kevin Hennessey
660 Madison Avenue, 16th Floor
New York, NY 10065                    TRUSTEE
                                      Janice Brennan
DISTRIBUTOR:
ALPS DISTRIBUTORS, INC.               TRUSTEE
1290 Broadway, Suite 1100             Thomas Willis
Denver, CO 80203
                                      TRUSTEE, PRESIDENT AND
CUSTODIAN AND ACCOUNTING AGENT:       PRINCIPAL EXECUTIVE OFFICER*
STATE STREET BANK AND TRUST COMPANY   Steven Luttrell
2 Lafayette Avenue
Boston, MA 02111                      VICE PRESIDENT, TREASURER AND
                                      PRINCIPAL FINANCIAL OFFICER
FUND ADMINISTRATOR:                   Stacey Feller
STATE STREET BANK AND TRUST COMPANY
2 Lafayette Avenue                    SECRETARY AND
Boston, MA 02111                      CHIEF COMPLIANCE OFFICER
                                      Christopher Appler
TRANSFER AGENT:
ALPS FUND SERVICES, INC.              ASSISTANT SECRETARY AND
1290 Broadway, Suite 1100             ASSISTANT TREASURER
Denver, CO 80203                      Bernard Bresnahan

INDEPENDENT REGISTERED PUBLIC         *Interested Trustee
ACCOUNTING FIRM:

PRICEWATERHOUSECOOPERS LLC
PricewaterhouseCoopers Center         INVESTMENT MANAGER
300 Madison Avenue
New York, NY 10017                    DRAKE CAPITAL MANAGEMENT, LLC
                                      660 Madison Avenue, 16th floor
LEGAL ADVISORS:                       New York, NY 10065
KATTEN MUCHIN ROSENMAN LLP
525 West Monroe Street                Registered Investment Adviser with the SEC
Chicago, IL 60661-3693

TELEPHONE (TOLL-FREE):   1-866-372-5338
U.S. MAIL:               DRAKE FUNDS
                         c/o ALPS Distributors, Inc.
                         1290 Broadway, Suite 1100
                         Denver, CO 80203
EMAIL:                   drakefunds@drakemanagement.com
INTERNET:                http://www.drakefunds.com



The Drake Funds are distributed by ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, www.alpsinc.com, 1-866-383-6273.

Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds' prospectus. Please read the prospectus carefully before you invest or send money.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities held by fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Small companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The credit quality of the investments in the Funds' portfolios does not apply to the stability or safety of the Funds.

[GRAPHIC]                                                     [DRAKE FUNDS LOGO]

Item 2. Code of Ethics.

* Not applicable.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

* Not applicable.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

* Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        * Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

        (a) A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

        (b)* Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        * Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        * Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        * Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        None.

Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)  * Not applicable

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)  * Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Drake Funds Trust

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: July 09, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven J. Luttrell
    ----------------------
Name: Steven J. Luttrell
Title: President & Principal Executive Officer
Date: July 09, 2008

By: /s/ Stacey Feller
    ----------------------
Name: Stacey Feller
Title: Vice President, Treasurer & Principal Financial Officer
Date: July 09, 2008